Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 12 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, software, customer relationship, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Copyrights	8,955,000	3,731,250	526,812
Non-compete agreements	42,200,000	42,200,000	5,958,180
Subtotal	51,155,000	45,931,250	6,484,992
Less: accumulated amortization	(44,438,750)	(45,931,250)	(6,484,992)
Intangible assets, net	6,716,250	-	-

Amortization expense for the years ended December 31, 2021, 2022 and 2023 amounted to RMB 17,400,708, RMB 8,820,352 and RMB 1,516,092 (USD 214,056), respectively.